REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Cellular
Usage charges		Rp 37,176	Rp 38,238	Rp 36,853
Monthly subscription charges		70	259	432
Sub-total		37,246	38,497	37,285
Fixed lines
Monthly subscription charges		3,260	3,311	2,821
Usage charges		3,032	3,847	4,635
Call center		290	290	275
Others		83	94	102
Sub-total		6,665	7,542	7,833
Total telephone revenues		43,911	46,039	45,118
Interconnection revenues		5,175	4,151	4,290
Data, internet and information technology service revenues
Cellular internet and data		37,961	28,308	19,665
Internet, data communication and information technology services		15,085	13,073	12,307
Short Messaging Services (“SMS”)		13,192	15,980	15,132
Pay TV		1,944	1,546	581
Others		353	64	135
Total data, internet and information technology service revenues		68,535	58,971	47,820
Network revenues		1,873	1,444	1,231
Other revenues
Sales of peripherals		2,292	1,490	1,516
Call center service		970	678	668
Telecommunication tower leases		796	733	721
Power supply		560	29	0
CPE and terminal		536	192	221
E-payment		505	424	126
E-health		470	415	192
Others		2,633	1,767	567
Total other revenues		8,762	5,728	4,011
Total revenues	$ 9,453	Rp 128,256	Rp 116,333	Rp 102,470